Document and Entity Information	6 Months Ended
	Dec. 31, 2012	Feb. 12, 2013
Document And Entity Information
Entity Registrant Name	Energizer Resources, Inc.
Entity Central Index Key	0001302084
Document Type	10-Q
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		163,254,320
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013